Employee Benefits - Assumption of Black-Scholes Option Valuation of Fair Value of Company's Stock Options (Detail) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation Related Costs [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Forfeiture Amount		€ 0	€ 0	€ 0
Weighted average share price (in EUR)		€ 88.3	€ 88.1	€ 65.0
Volatility (in percentage)		27.20%	28.70%	23.50%
Expected life (in years)		5 years 8 months 12 days	5 years 7 months	5 years 7 months
Risk free interest rate		0.00%	0.00%	0.50%
Expected dividend yield (in EUR)		€ 2.94	€ 2.52	€ 2.25
Forfeiture rate	[1]	0.00%	0.00%	0.00%

[1]	For the years ending December 31, 2016, 2015 and 2014, forfeitures are estimated to be nil.